Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Tax Provision (Benefit)

The income tax provision (benefit) for the years ended December 31, 2018 and 2017 consist of the following:

	12/31/18	12/31/17
U.S. federal
Current	$—	$—
Deferred	(2,065,000)	(534,000)
State and local
Current	—	—
Deferred	(571,000)	(538,000)

	(2,636,000)	(1,072,000)
Deferred tax expense related to tax law change	—	2,909,000

Change in valuation allowance	2,636,000	(1,837,000)

Income tax provision	$—	$—

Summary of Reconciliation between U.S. Statutory Federal Income Tax Rate and Effective Rate

The reconciliation between the U.S statutory federal income tax rate and the Company’s effective rate for the years ended December 31, 2018 and 2017 is as follows:

	12/31/18	12/31/17
U.S. federal statutory rate	21.00%	34.00%
State income taxes, net of federal benefit	5.57%	4.67%
Federal rate change, deferred items	—%	(23.03)%
State rate change and other	(0.03)%	0.89%
Non-deductible interest	—%	(17.67)%
Federal NOLs to expire unutilized due to sec 382 limitation	—%	(14.02)%
Other permanent items	(0.98)%	(0.03)%
Change in valuation allowance	(25.56)%	15.19%

Effective rate	—%	—%

Summary of Deferred Tax Assets

As of December 31, 2018, and 2017, the Company’s deferred tax assets consisted of the effects of temporary differences attributable to the following:

	12/31/18	12/31/17
Net operating loss carryover	$8,378,000	$5,925,000
Tax credits	178,000	190,000
Stock-based compensation	27,000	53,000
Other	440,000	219,000

Total deferred tax asset	9,023,000	6,387,000
Less: valuation allowance	(9,023,000)	(6,387,000)

Deferred tax asset, net of valuation allowance	$—	$—